SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-23444) UNDER
THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 53	[X]
and

REGISTRATION STATEMENT (NO. 811-05628) UNDER THE INVESTMENT COMPANY ACT
OF 1940 AMENDMENT NO. 56	[X]

Vanguard Malvern Funds
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on October 23, 2012, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 23rd day of October, 2012.

VANGUARD MALVERN FUNDS

BY:_______ _/s/ F. William McNabb III*____________

F. William McNabb III
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	October 23, 2012
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	October 23, 2012
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	October 23, 2012
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	October 23, 2012
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	October 23, 2012
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	October 23, 2012
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	October 23, 2012
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	October 23, 2012
Scott C. Malpass
/s/ André F. Perold*	Trustee	October 23, 2012
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	October 23, 2012
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	October 23, 2012
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	October 23, 2012
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE